Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value of the Consideration Transferred

The acquisition date fair value of the total consideration transferred is presented in the table below:

Acquisition consideration	August 17, 2015 Fair value
Cash	$98.9
Earn-out	25.0
Deferred purchase consideration	14.6
Total consideration transferred	$138.5